Transition disclosures - Balance sheet movement - impact of transition to IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions				6 Months Ended	12 Months Ended
		Jan. 01, 2018		Jun. 30, 2018	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets	[1]	£ 1,133,248		£ 1,133,248
Amount of reclassifications or changes in presentation, assets					£ 0
Ending balance, assets				1,149,572	1,133,248	[1]
Beginning balance, liabilities	[1]	1,067,232		1,067,232
Ending balance, liabilities				1,086,404	1,067,232	[1]
Beginning Balance, equity		66,016	[1]	66,016 [1]	71,365
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity				63,168	66,016	[1]
Beginning balance, Total liabilities and equity	[1]	1,133,248		1,133,248
Amount of reclassifications or changes in presentation, equity and liabilities					0
Ending balance, Total liabilities and equity				1,149,572	1,133,248	[1]
Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity	[2]	22,045		22,045	21,842
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity	[2]			22,144	22,045
Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity	[2]	5,383		5,383	6,051
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity	[2]			4,532	5,383
Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		27,536		27,536	30,531
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity				25,441	27,536
Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity	[2]	8,941		8,941	6,449
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity	[2]			8,938	8,941
Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		63,905		63,905	64,873
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity				61,055	63,905
Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity	[3]	2,111		2,111	6,492
Amount of reclassifications or changes in presentation, equity					0
Ending Balance, equity	[3]			2,113	2,111
Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					(37,723)
Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					398,701
Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					(446)
Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					(429,121)
Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					68,143
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					(8,565)
Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					9,011
Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities					0
Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(116,281)
Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					116,281
Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(2,153)
Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(35,663)
Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(365,552)
Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					77,168
Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					324,048
Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(1)
Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					(2,389)
Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					4,542
Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets					0
Carrying amount [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,133,248		1,133,248
Ending balance, assets					1,133,248
Beginning balance, liabilities		1,067,232		1,067,232
Ending balance, liabilities					1,067,232
Beginning Balance, equity		66,016		66,016
Ending Balance, equity					66,016
Beginning balance, Total liabilities and equity		1,133,248		1,133,248
Ending balance, Total liabilities and equity					1,133,248
Carrying amount [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		22,045		22,045
Ending Balance, equity					22,045
Carrying amount [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		5,383		5,383
Ending Balance, equity					5,383
Carrying amount [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		27,536		27,536
Ending Balance, equity					27,536
Carrying amount [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		8,941		8,941
Ending Balance, equity					8,941
Carrying amount [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		63,905		63,905
Ending Balance, equity					63,905
Carrying amount [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		2,111		2,111
Ending Balance, equity					2,111
Carrying amount [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,351		37,351
Ending balance, liabilities					37,351
Carrying amount [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		173,718		173,718
Ending balance, liabilities					173,718
Carrying amount [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		398,701		398,701
Ending balance, liabilities					398,701
Carrying amount [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		68,143		68,143
Ending balance, liabilities					68,143
Carrying amount [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		40,338		40,338
Ending balance, liabilities					40,338
Carrying amount [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		73,314		73,314
Ending balance, liabilities					73,314
Carrying amount [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		23,826		23,826
Ending balance, liabilities					23,826
Carrying amount [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		238,345		238,345
Ending balance, liabilities					238,345
Carrying amount [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		586		586
Ending balance, liabilities					586
Carrying amount [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		44		44
Ending balance, liabilities					44
Carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		312		312
Ending balance, liabilities					312
Carrying amount [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		9,011		9,011
Ending balance, liabilities					9,011
Carrying amount [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		3,543		3,543
Ending balance, liabilities					3,543
Carrying amount [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		113,760		113,760
Ending balance, assets					113,760
Carrying amount [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		116,281		116,281
Ending balance, assets					116,281
Carrying amount [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		171,082		171,082
Ending balance, assets					171,082
Carrying amount [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		77,168		77,168
Ending balance, assets					77,168
Carrying amount [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		324,048		324,048
Ending balance, assets					324,048
Carrying amount [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		12,546		12,546
Ending balance, assets					12,546
Carrying amount [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		237,669		237,669
Ending balance, assets					237,669
Carrying amount [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		58,915		58,915
Ending balance, assets					58,915
Carrying amount [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		718		718
Ending balance, assets					718
Carrying amount [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		7,849		7,849
Ending balance, assets					7,849
Carrying amount [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		2,572		2,572
Ending balance, assets					2,572
Carrying amount [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		482		482
Ending balance, assets					482
Carrying amount [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		3,457		3,457
Ending balance, assets					3,457
Carrying amount [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		966		966
Ending balance, assets					966
Carrying amount [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		4,542		4,542
Ending balance, assets					4,542
Carrying amount [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,193		1,193
Ending balance, assets					1,193
Carrying amount [member] | Published IAS 39 [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,133,248		1,133,248
Ending balance, assets					1,133,248
Beginning balance, liabilities		1,067,232		1,067,232
Ending balance, liabilities					1,067,232
Beginning Balance, equity		66,016		66,016
Ending Balance, equity					66,016
Beginning balance, Total liabilities and equity		1,133,248		1,133,248
Ending balance, Total liabilities and equity					1,133,248
Carrying amount [member] | Published IAS 39 [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		22,045		22,045
Ending Balance, equity					22,045
Carrying amount [member] | Published IAS 39 [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		5,383		5,383
Ending Balance, equity					5,383
Carrying amount [member] | Published IAS 39 [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		27,536		27,536
Ending Balance, equity					27,536
Carrying amount [member] | Published IAS 39 [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		8,941		8,941
Ending Balance, equity					8,941
Carrying amount [member] | Published IAS 39 [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		63,905		63,905
Ending Balance, equity					63,905
Carrying amount [member] | Published IAS 39 [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		2,111		2,111
Ending Balance, equity					2,111
Carrying amount [member] | Published IAS 39 [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,351		37,351
Ending balance, liabilities					37,351
Carrying amount [member] | Published IAS 39 [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		173,718		173,718
Ending balance, liabilities					173,718
Carrying amount [member] | Published IAS 39 [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,723		37,723
Ending balance, liabilities					37,723
Carrying amount [member] | Published IAS 39 [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Published IAS 39 [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		446		446
Ending balance, liabilities					446
Carrying amount [member] | Published IAS 39 [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		429,121		429,121
Ending balance, liabilities					429,121
Carrying amount [member] | Published IAS 39 [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Published IAS 39 [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		40,338		40,338
Ending balance, liabilities					40,338
Carrying amount [member] | Published IAS 39 [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		73,314		73,314
Ending balance, liabilities					73,314
Carrying amount [member] | Published IAS 39 [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		23,826		23,826
Ending balance, liabilities					23,826
Carrying amount [member] | Published IAS 39 [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		238,345		238,345
Ending balance, liabilities					238,345
Carrying amount [member] | Published IAS 39 [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		586		586
Ending balance, liabilities					586
Carrying amount [member] | Published IAS 39 [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		44		44
Ending balance, liabilities					44
Carrying amount [member] | Published IAS 39 [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		312		312
Ending balance, liabilities					312
Carrying amount [member] | Published IAS 39 [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		8,565		8,565
Ending balance, liabilities					8,565
Carrying amount [member] | Published IAS 39 [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities					0
Carrying amount [member] | Published IAS 39 [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		3,543		3,543
Ending balance, liabilities					3,543
Carrying amount [member] | Published IAS 39 [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		113,760		113,760
Ending balance, assets					113,760
Carrying amount [member] | Published IAS 39 [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		116,281		116,281
Ending balance, assets					116,281
Carrying amount [member] | Published IAS 39 [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Published IAS 39 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Published IAS 39 [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		171,082		171,082
Ending balance, assets					171,082
Carrying amount [member] | Published IAS 39 [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		2,153		2,153
Ending balance, assets					2,153
Carrying amount [member] | Published IAS 39 [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		35,663		35,663
Ending balance, assets					35,663
Carrying amount [member] | Published IAS 39 [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		365,552		365,552
Ending balance, assets					365,552
Carrying amount [member] | Published IAS 39 [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Published IAS 39 [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Published IAS 39 [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		12,546		12,546
Ending balance, assets					12,546
Carrying amount [member] | Published IAS 39 [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		237,669		237,669
Ending balance, assets					237,669
Carrying amount [member] | Published IAS 39 [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		58,916		58,916
Ending balance, assets					58,916
Carrying amount [member] | Published IAS 39 [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		718		718
Ending balance, assets					718
Carrying amount [member] | Published IAS 39 [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		7,849		7,849
Ending balance, assets					7,849
Carrying amount [member] | Published IAS 39 [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		2,572		2,572
Ending balance, assets					2,572
Carrying amount [member] | Published IAS 39 [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		482		482
Ending balance, assets					482
Carrying amount [member] | Published IAS 39 [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		3,457		3,457
Ending balance, assets					3,457
Carrying amount [member] | Published IAS 39 [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		966		966
Ending balance, assets					966
Carrying amount [member] | Published IAS 39 [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		2,389		2,389
Ending balance, assets					2,389
Carrying amount [member] | Published IAS 39 [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets					0
Carrying amount [member] | Published IAS 39 [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,193		£ 1,193
Ending balance, assets					£ 1,193
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		(15)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(1,859)
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		2
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		341
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		(17)
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,200)
Amount of reclassifications or changes in presentation, equity and liabilities		0
Increase (decrease) in equity and liabilities		(15)
Increase (decrease) in allowance account for credit losses of financial assets, equity and liabilities		(1,859)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		(139)
Increase (decrease) in allowance account for credit losses of financial assets, equity		3
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		122
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,203)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		(17)
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,200)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		46,365
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(18,860)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(2,218)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(25,285)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		341
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		413
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		23,930
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		52,305
Increase (decrease) in assets		936
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		(2,389)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(5)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		5,109
Increase (decrease) in assets		(9,467)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(2,502)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		(11,949)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		(57,414)
Increase (decrease) in assets		(1,501)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		(19)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		649
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		31
Increase (decrease) in allowance account for credit losses of financial assets, assets		(1)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Carrying amount [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		1,131,441
Ending balance, liabilities		1,067,575
Ending Balance, equity		63,866
Ending balance, Total liabilities and equity		1,131,441
IFRSs 9 [member] | Carrying amount [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		22,045
IFRSs 9 [member] | Carrying amount [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		5,247
IFRSs 9 [member] | Carrying amount [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		25,522
IFRSs 9 [member] | Carrying amount [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		8,941
IFRSs 9 [member] | Carrying amount [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		61,755
IFRSs 9 [member] | Carrying amount [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		2,111
IFRSs 9 [member] | Carrying amount [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		37,351
IFRSs 9 [member] | Carrying amount [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		220,083
IFRSs 9 [member] | Carrying amount [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Carrying amount [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		379,841
IFRSs 9 [member] | Carrying amount [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Carrying amount [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Carrying amount [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		65,925
IFRSs 9 [member] | Carrying amount [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		15,053
IFRSs 9 [member] | Carrying amount [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		73,314
IFRSs 9 [member] | Carrying amount [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		23,826
IFRSs 9 [member] | Carrying amount [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		238,345
IFRSs 9 [member] | Carrying amount [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		586
IFRSs 9 [member] | Carrying amount [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		44
IFRSs 9 [member] | Carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		312
IFRSs 9 [member] | Carrying amount [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Carrying amount [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		9,011
IFRSs 9 [member] | Carrying amount [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		3,884
IFRSs 9 [member] | Carrying amount [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		114,173
IFRSs 9 [member] | Carrying amount [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		140,211
IFRSs 9 [member] | Carrying amount [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		53,241
IFRSs 9 [member] | Carrying amount [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		171,082
IFRSs 9 [member] | Carrying amount [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		74,774
IFRSs 9 [member] | Carrying amount [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		317,188
IFRSs 9 [member] | Carrying amount [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		597
IFRSs 9 [member] | Carrying amount [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		237,669
IFRSs 9 [member] | Carrying amount [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		699
IFRSs 9 [member] | Carrying amount [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		7,849
IFRSs 9 [member] | Carrying amount [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		2,572
IFRSs 9 [member] | Carrying amount [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		482
IFRSs 9 [member] | Carrying amount [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		4,084
IFRSs 9 [member] | Carrying amount [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		966
IFRSs 9 [member] | Carrying amount [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Carrying amount [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		4,661
IFRSs 9 [member] | Carrying amount [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		1,193
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		67
Increase (decrease) in liabilities		0
Increase (decrease) in equity		67
Increase (decrease) in equity and liabilities		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		(22)
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		89
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets		£ 0

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	Details of share capital, other equity instruments and other reserves are shown on pages [xx] to [xx].
[3]	Details of non-controlling interests are shown on page [xx].